Schedule of Investments (unaudited) March 31, 2020	BlackRock LifePath Dynamic 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(b) — 98.6%

Equity Funds — 62.4%
Active Stock Master Portfolio	$99,099,294	$99,099,294
BlackRock Advantage Emerging Markets Fund — Class K	2,280,204	18,538,057
BlackRock Tactical Opportunities Fund — Class K	614,727	8,249,633
International Tilts Master Portfolio	27,785,558	27,785,558
iShares Core MSCI EAFE ETF	142,458	7,107,230
iShares Developed Real Estate Index Fund — Class K	1,091,322	8,588,704
iShares MSCI EAFE Small-Cap ETF	168,415	7,550,044

		176,918,520

Fixed Income Funds — 32.3%
Core Alpha Bond Master Portfolio	62,076,025	62,076,025
iShares TIPS Bond ETF	144,235	17,008,191
Master Total Return Portfolio	12,480,940	12,480,940

		91,565,156

Security	Shares	Value

Short-Term Securities — 3.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.25%(a)	10,976,047	$10,976,047

Total Affiliated Investment Companies — 98.6% (Cost — $268,537,590)		279,459,723

Other Assets Less Liabilities — 1.4%		3,845,951

Net Assets — 100.0%		$283,305,674

(a)	Annualized 7-day yield as of period end.
(b)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares/ Investment Value Held at 12/31/19		Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$125,478,627	(b)	$—		$(26,379,333	)(c)	$99,099,294	$99,099,294	$440,437		$(1,173,850)	$(13,234,577)
BlackRock Advantage Emerging Markets Fund — Class K	2,044,794	(b)	342,216	(d)	(106,806	)(e)	2,280,204	18,538,057	—		(294,084)	(5,792,056)
BlackRock Cash Funds: Institutional, SL Agency Shares(f)	1,083,754	(b)	—		(1,083,754	)(g)	—	—	997	(h)	905	—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,813,659	(b)	—		(14,837,612	)(c)	10,976,047	10,976,047	68,229		—	—
BlackRock Tactical Opportunities Fund — Class K	788,141	(b)	46,159	(i)	(219,573	)(e)	614,727	8,249,633	—		(153,127)	39,694
Core Alpha Bond Master Portfolio	$72,562,515	(b)	$—		$(10,486,490	)(c)	$62,076,025	62,076,025	477,397		1,772,016	4,183,443
International Tilts Master Portfolio	$37,353,587	(b)	$—		$(9,568,029	)(c)	$27,785,558	27,785,558	215,120		(7,156,685)	1,900,314

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic 2030 Fund

Affiliated Issuer	Shares/ Investment value Held at 12/31/19		Shares/ Investment value Purchased		Shares/ Investment value Sold		Shares/ Investment value Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares Core MSCI EAFE ETF	—		165,103	(i)	(22,645)		142,458	$7,107,230	$—	$(399,894)	$(1,596,584)
iShares Developed Real Estate Index Fund — Class K	990,451	(b)	156,048	(d)	(55,177	)(j)	1,091,322	8,588,704	—	(24,511)	(3,059,018)
iShares MSCI EAFE Small-Cap ETF	144,419	(b)	23,996	(d)	—		168,415	7,550,044	—	—	(2,478,327)
iShares TIPS Bond ETF	184,763	(b)	10,210	(i)	(50,738	)(e)	144,235	17,008,191	23,462	104,432	177,282
Master Total Return Portfolio	$13,956,441	(b)	$—		$(1,475,501	)(c)	$1,2480,940	12,480,940	209,264	239,570	1,145,651

								$279,459,723	$1,434,906	$(7,085,228)	$(18,714,178)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents shares/investment value held by the LifePath Dynamic Master Portfolio as of December 31, 2019.
(c)	Represents net shares/Investment value purchased(sold) by the Fund and the LifePath Dynamic Master Portfolio.
(d)	Represents shares purchased by the Fund and the LifePath Dynamic Master Portfolio.
(e)	Represents shares sold by the Fund and the LifePath Dynamic Master Portfolio.
(f)	As of period end, the entity is no longer held by the Fund.
(g)	Represents net shares/Investment value purchased(sold) by the LifePath Dynamic Master Portfolio.
(h)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(i)	Represents shares purchased by the LifePath Dynamic Master Portfolio.
(j)	Represents shares sold by the LifePath Dynamic Master Portfolio.

Currency Abbreviations

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar
Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic 2030 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Topix Index	11	06/11/20	$1,435	$24,212
S&P/TSX 60 Index	39	06/18/20	4,513	(174,477)
10-Year U.S. Treasury Note	56	06/19/20	7,767	125,973
E-Mini MSCI EAFE Index	131	06/19/20	10,213	656,989
Euro Stoxx 50	43	06/19/20	1,303	114,197
MSCI Emerging Markets Index	67	06/19/20	2,824	48,216
Russell 2000 E-Mini Index	130	06/19/20	7,459	(655,302)

				$139,808

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,614,321	EUR	1,419,566	Deutsche Bank AG	06/17/20	$44,133
USD	863,669	JPY	89,655,194	Morgan Stanley & Co. International PLC	06/17/20	27,155

						71,288

CAD	7,439,389	USD	5,437,105	Morgan Stanley & Co. International PLC	06/17/20	(146,978)
EUR	15,867,672	USD	18,135,196	Morgan Stanley & Co. International PLC	06/17/20	(583,899)
USD	1,609,545	EUR	1,455,726	Bank of America N.A.	06/17/20	(639)
USD	5,198,741	EUR	4,829,349	Bank of America N.A.	06/17/20	(143,022)

						(874,538)

	Net unrealized depreciation					$(803,250)

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic 2030 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund could access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$67,041,859	$—	$—	$67,041,859
Short-Term Securities	10,976,047	—	—	10,976,047

Subtotal	$78,017,906	$—	$—	$78,017,906

Investments Valued at NAV(a)				201,441,817

Total Investments				$279,459,723

Derivative Financial Instruments(b)
Assets:
Equity contracts	$843,614	$—	$—	$843,614
Foreign currency exchange contracts	—	71,288	—	71,288
Interest rate contracts	125,973	—	—	125,973
Liabilities:
Equity contracts	(829,779)	—	—	(829,779)
Foreign currency exchange contracts	—	(874,538)	—	(874,538)

	$139,808	$(803,250)	$—	$(663,442)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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